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 TWIN DISC, INCORPORATED
 1328 RACINE STREET
 RACINE, WISCONSIN   53403

 September 120, 2004


 Securities and Exchange Commission
 450 5th Street, N.W.
 Judiciary Plaza
 Washington, D.C.  20549

 Dear Sirs:

 In accordance with the Securities and Exchange Commission regulations, submitted herewith for filing of behalf of Twin Disc, Incorporated (the 'Company'), is the Company's Annual Report on Form 10-K for the year ended June 30, 2004.

 This filing is being effected by direct transmission to the Commission's EDGAR system.

 Very truly yours,


 /s/ Fred H. Timm
 -----------------------------
 VP - Administration/Secretary